Financial Results by Quarter (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended															1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Corrugated Packaging [Member]		Sep. 30, 2011 Corrugated Packaging [Member]		Sep. 30, 2010 Corrugated Packaging [Member]		Sep. 30, 2012 Consumer Packaging [Member]		Sep. 30, 2011 Consumer Packaging [Member]		Sep. 30, 2010 Consumer Packaging [Member]		May 27, 2011 Smurfit Stone [Member]	Jun. 30, 2011 Smurfit Stone [Member] Corrugated Packaging [Member]	Sep. 30, 2011 Line of Credit [Member] Combined Terminated Facility and Credit Facility [Member]
Net sales	$ 2,353.8	$ 2,303.2	$ 2,282.9	$ 2,267.7	$ 2,463.5	$ 1,382.1	$ 792.9	$ 761.1	$ 9,207.6	$ 5,399.6	$ 3,001.4	$ 6,049.6		$ 2,687.0		$ 763.3		$ 2,532.3		$ 2,336.3		$ 2,119.9
Gross profit	419.9	359.8	360.8	392.2	434.4	212.4	166.3	178.8	1,532.7	991.9	720.1
Restructuring and other costs, net	23.1	13.7	28.1	10.3	30.9	55.5	6.3	0.6	75.2	93.3	7.4	40.9	[1]	27.5	[1]	1.3	[1]	(2.4)	[2]	5.1	[2]	5.8	[2]
Loss on extinguishment of debt	(6.3)	(0.1)	(19.5)	0	0	(39.5)	0	0	(25.9)	(39.5)	(2.8)															(39.5)
Income before income taxes	120.8	90.6	53.3	124.4	127.1	(46.0)	55.8	78.6	389.1	215.5	295.4
Consolidated net income (loss)	83.4	59.3	32.7	76.8	84.8	(28.4)	38.3	51.3	252.2	146.0	230.7
Net income (loss) attributable to Rock-Tenn Company shareholders	82.3	58.2	31.9	76.7	83.9	(30.1)	37.0	50.3	249.1	141.1	225.6
Basic earnings (loss) per share attributable to Rock-Tenn Company shareholders	$ 1.15	$ 0.82	$ 0.45	$ 1.08	$ 1.18	$ (0.60)	$ 0.94	$ 1.29	$ 3.49	$ 2.81	$ 5.80
Diluted earnings (loss) per share attributable to Rock-Tenn Company shareholders	$ 1.14	$ 0.81	$ 0.44	$ 1.06	$ 1.17	$ (0.60)	$ 0.92	$ 1.27	$ 3.45	$ 2.77	$ 5.70
Gain (Loss) Related to Litigation Settlement	18.2
Basic and Diluted Earnings Per Share, Increase Due to Settlement of Paperboard Supply Agreement, Net of Legal Fees	$ 0.16
Common stock issued in acquisition (in shares)																								31.0
Acquistion Inventory Step-Up Expense																									$ 55.4
Basic and Diluted Earnings Per Share, Decrease Due to Acquistion Inventory						$ 0.69

[1]	The Corrugated Packaging segment current year charges primarily reflect the closure of our Matane, Quebec containerboard mill, a machine taken out of operation at our Hodge, LA containerboard mill and seven corrugated container plants, all acquired in the Smurfit-Stone Acquisition (each initially recorded and five closed in fiscal 2012) and charges associated primarily with on-going closure costs at certain of six other corrugated container plants acquired in the Smurfit-Stone Acquisition (each initially recorded in fiscal 2011, five of the six were closed in fiscal 2011 and one closed in fiscal 2012) and our legacy Hauppauge, NY sheet plant (initially recorded in fiscal 2010 and closed in fiscal 2011), net of a gain on sale in fiscal 2012 primarily for our Santa Fe Springs, CA corrugated converting facility. The current year expenses in the “Other Costs” column primarily represent repayment of energy credits and site environmental closure activities at the Matane mill. The cumulative charges are primarily for the facilities mentioned above and fiscal 2011 charges related to kraft paper assets at our Hodge containerboard mill we acquired in the Smurfit-Stone Acquisition. We have transferred a substantial portion of each closed facility's production to our other facilities.
[2]	The Consumer Packaging segment current year activity primarily reflects the gain on sale of our Columbus, IN laminated paperboard converting operation and Milwaukee, WI folding carton facility (initially recorded and closed in fiscal 2011) and on-going closure costs associated with previously closed facilities. The cumulative charges primarily reflect the actions mentioned above as well as closure costs at certain of four interior packaging plants (three initially recorded and closed in fiscal 2011 and one initially recorded and closed in fiscal 2010), our Columbus laminated paperboard converting operation and our Macon, GA drum manufacturing operation (each initially recorded and closed in fiscal 2010) and our Drums, PA interior packaging plant (initially recorded and closed in fiscal 2010).